Taxation - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset, Beginning balance	$ 31,257	$ 37,270
(Charge)/credit to income	91	(5,154)
Currency translation differences	(806)	1,166
Other	(1,212)	(2,025)
Deferred tax asset, Ending balance	29,330	31,257
Deferred tax liability, Beginning Balance	(30,473)	(38,119)
(Charge)/credit to income	(1,331)	7,050
Currency translation differences	469	(844)
Other	(735)	1,440
Deferred tax liability, Ending Balance	(32,070)	(30,473)
Net deferred tax liability	(2,740)
Net deferred tax assets		784
Balance Sheet [Member]
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Net deferred tax liability	(14,837)	(13,007)
Net deferred tax assets	12,097	13,791
Decommissioning And Other Provisions
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset, Beginning balance	6,182	7,733
(Charge)/credit to income	166	(1,853)
Currency translation differences	(177)	269
Other	(269)	33
Deferred tax asset, Ending balance	5,902	6,182
Property, plant and equipment [member]
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset, Beginning balance	3,379	3,510
(Charge)/credit to income	345	189
Currency translation differences	(32)	49
Other	26	(369)
Deferred tax asset, Ending balance	3,718	3,379
Deferred tax liability, Beginning Balance	(26,904)	(33,963)
(Charge)/credit to income	(1,751)	6,437
Currency translation differences	409	(711)
Other	475	1,333
Deferred tax liability, Ending Balance	(27,771)	(26,904)
Tax Losses and Credits Carried Forward [Member]
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset, Beginning balance	13,684	16,600
(Charge)/credit to income	(553)	(2,732)
Currency translation differences	(462)	554
Other	(502)	(738)
Deferred tax asset, Ending balance	12,167	13,684
Retirement Benefits
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset, Beginning balance	3,868	5,053
(Charge)/credit to income	14	(493)
Currency translation differences	(93)	216
Other	(479)	(908)
Deferred tax asset, Ending balance	3,310	3,868
Deferred tax liability, Beginning Balance	(742)	(582)
(Charge)/credit to income	180	(129)
Currency translation differences	24	(63)
Other	(1,136)	32
Deferred tax liability, Ending Balance	(1,674)	(742)
Other temporary differences [member]
Disclosure Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset, Beginning balance	4,144	4,374
(Charge)/credit to income	119	(265)
Currency translation differences	(42)	78
Other	12	(43)
Deferred tax asset, Ending balance	4,233	4,144
Deferred tax liability, Beginning Balance	(2,827)	(3,574)
(Charge)/credit to income	240	742
Currency translation differences	36	(70)
Other	(74)	75
Deferred tax liability, Ending Balance	$ (2,625)	$ (2,827)